LAND USE RIGHTS - NET (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Land Use Rights

	As of December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Land use rights
Cost	300,207	300,207	48,385
Less: Accumulated amortization	(27,763)	(34,001)	(5,480)

	272,444	266,206	42,905